Offerings	Jun. 04, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	2.527% Notes due 2030
Amount Registered | shares	204,773,869
Maximum Aggregate Offering Price	$ 204,773,869.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 28,279.27
Offering Note	Note 1a. The filing fee is calculated in accordance with Rules 457(o) and 457(r) of the Securities Act of 1933, as amended (the "Act"). In accordance with Rules 456(b) and 457(r) of the Act, the registrant initially deferred payment of all of the registration fee for Registration Statement No. 333-289636 filed on August 15, 2025. Note 1b. Y=32,600,000,000 aggregate principal amount of the 2.527% Notes due 2030 will be issued. The $204,773,869 Amount to be Registered is based on the May 22, 2026 yen/U.S.$ rate of exchange of Y=159.20/U.S.$1.00.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	3.389% Notes due 2035
Amount Registered | shares	21,984,925
Maximum Aggregate Offering Price	$ 21,984,925.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,036.12
Offering Note	See Note 1a. Y=3,500,000,000 aggregate principal amount of the 3.389% Notes due 2035 will be issued. The $21,984,925 Amount to be Registered is based on the May 22, 2026 yen/U.S.$ rate of exchange of Y=159.20/U.S.$1.00.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	3.905% Notes due 2041
Amount Registered | shares	55,904,523
Maximum Aggregate Offering Price	$ 55,904,523.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 7,720.41
Offering Note	See Note 1a. Y=8,900,000,000 aggregate principal amount of the 3.905% Notes due 2041 will be issued. The $55,904,523 Amount to be Registered is based on the May 22, 2026 yen/U.S.$ rate of exchange of Y=159.20/U.S.$1.00.